Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)
Current assets
Cash and cash equivalents	$ 67,462	$ 184,173
Restricted funds	132,246	8,261
Cash held in escrow	285,779	0
Trade receivables	37,421	19,426
Commodity taxes recoverable and other receivables	13,549	16,733
Prepaid expenses	7,490	4,606
Inventory	135,327	64,933
Biological assets	14,284	7,571
Total current assets	693,558	305,703
Non-current assets
Property, plant and equipment	393,902	285,366
Intangible assets	50,608	16,008
Investment in associate and joint ventures	74,679	76,306
Lease receivable	4,453	3,865
License and prepaid royalty	0	1,020
Long-term investments	2,492	3,209
Prepaid expenses	3,922	1,392
Goodwill	88,189	0
Total assets	1,311,803	692,869
Current liabilities
Accounts payable and accrued liabilities	63,557	32,451
Excise taxes payable	6,591	7,121
Warrant liabilities	5,733	3,450
Lease liability	1,730	4,772
Loans and borrowings- current	50,159	29,930
Convertible debentures - current	3,406	0
Senior secured convertible note	367,699	0
Onerous contract	4,763	4,763
Total current liabilities	503,638	82,487
Non-current liabilities
Lease liability	42,155	24,344
Convertible debentures	33,089	28,969
Deferred income tax liability	136	0
Other long-term liabilities	520	393
Total liabilities	579,538	136,193
Shareholders' equity
Share capital	1,267,967	1,023,788
Share-based payment reserve	69,750	65,746
Warrant reserve	124,112	95,617
Contributed surplus	41,290	27,377
Accumulated deficit	(773,993)	(659,231)
Accumulated other comprehensive income	1,152	0
Total equity attributable to shareholders of Hexo Corp.	730,278	553,297
Non-controlling interest	1,987	3,379
Total shareholders' equity	732,265	556,676
Total liabilities and shareholders' equity	$ 1,311,803	$ 692,869